Restructuring charges	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Restructuring charges
4.	Restructuring charges

During 2012, the company initiated certain restructuring actions primarily related to its European and Brazilian manufacturing operations. Restructuring charges incurred during the three months ended March 31, 2012 were pursuant to these actions. During 2008, the company commenced a series of broad cost reduction actions to lower overhead costs and close or restructure certain manufacturing locations. Restructuring charges incurred during the three months ended March 31, 2011 were pursuant to the company’s 2008 restructuring program. Although these charges related to individual segments, such amounts are included in Corporate and Other for segment reporting purposes.

Restructuring charges attributable to individual segments and by nature of cost, as well as cost of sales (“COS”) and selling, general and administrative expenses (“SG&A”) classification in the consolidated statements of operations for the three months ended March 31, 2012 and 2011 are presented below.

Three months ended March 31, 2012

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$1	$1	$2	$0	$0	$0	$1	$1	$2
Home, Health & Beauty	0	1	1	0	0	0	0	1	1
Industrial	4	0	4	0	0	0	4	0	4
All other	0	2	2	0	1	1	0	3	3

Total charges	$5	$4	$9	$0	$1	$1	$5	$5	$10

Three months ended March 31, 2011

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$2	$0	$2	$1	$0	$1	$3	$0	$3
All other	0	1	1	0	3	3	0	4	4

Total charges	$2	$1	$3	$1	$3	$4	$3	$4	$7

Activity in the restructuring reserve balances was as follows for the three months ended March 31, 2012:

In millions	Employee related	Other	Total
Balance at December 31, 2011	$18	$3	$21
Charges	9	1	10
Payments	(4)	(3)	(7)

Balance at March 31, 2012	$23	$1	$24

M. Restructuring charges

During 2008, the company commenced a series of broad cost reduction actions to lower overhead costs and close or restructure certain manufacturing locations. Restructuring charges incurred during 2011 and 2010 are pursuant to the 2008 program. During 2005, the company launched a cost reduction initiative to improve the efficiency of its business model. Restructuring charges incurred during 2009 were pursuant to the 2008 and 2005 programs. Cumulative charges included in the results from continuing operations through December 31, 2011 since the inceptions of these programs were $236 million for the 2005 program and $270 million for the 2008 program. Although these charges related to individual segments, such amounts are included in Corporate and Other for segment reporting purposes.

Restructuring charges attributable to individual segments and by nature of cost, as well as cost of sales (“COS”) and selling, general and administrative expenses (“SG&A”) classification in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009 are presented below.

Year ended December 31, 2011

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$5	$3	$8	$3	$0	$3	$8	$3	$11
Home, Health & Beauty	3	1	4	0	0	0	3	1	4
Industrial	0	1	1	0	0	0	0	1	1
All other(1)	0	6	6	1	7	8	1	13	14

Total charges	$8	$11	$19	$4	$7	$11	$12	$18	$30

(1)	Includes $7 million related to employee relocation costs.

Year ended December 31, 2010

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$27	$5	$32	$5	$0	$5	$32	$5	$37
Home, Health & Beauty	(1)	1	0	2	0	2	1	1	2
Industrial	0	0	0	3	0	3	3	0	3
All other(1)	0	5	5	(1)	5	4	(1)	10	9

Total charges	$26	$11	$37	$9	$5	$14	$35	$16	$51

(1)	Includes $5 million related to employee relocation costs.

Year ended December 31, 2009

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$7	$12	$19	$37	$0	$37	$44	$12	$56
Home, Health & Beauty	11	7	18	33	0	33	44	7	51
Industrial	1	1	2	3	0	3	4	1	5
All other	0	6	6	42	7	49	42	13	55

Total charges	$19	$26	$45	$115	$7	$122	$134	$33	$167

Summary of restructuring accruals

The activity in the accrued restructuring balances was as follows for the year ended December 31, 2008 to the year ended December 31, 2011:

In millions	Employee Costs			Other Costs			Total
	2005 program	2008 program	Total	2005 program	2008 program	Total	2005 program	2008 program	Total
Balance at December 31, 2008	$13	$24	$37	$5	$0	$5	$18	$24	$42
Current charges	0	52	52	4	11	15	4	63	67
Payments	(13)	(41)	(54)	(5)	(11)	(16)	(18)	(52)	(70)

Balance at December 31, 2009	0	35	35	4	0	4	4	35	39
Current charges	0	37	37	1	3	4	1	40	41
Payments	0	(41)	(41)	(1)	(3)	(4)	(1)	(44)	(45)

Balance at December 31, 2010	0	31	31	4	0	4	4	31	35
Current charges	0	19	19	0	6	6	0	25	25
Payments	0	(32)	(32)	(1)	(6)	(7)	(1)	(38)	(39)

Balance at December 31, 2011	$0	$18	$18	$3	$0	$3	$3	$18	$21